Related-party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Transactions Between Related Parties
The related party transactions for the six months ended June 30, 2022 and 2021 have been as follows:

		For the six months ended June 30,
(in €‘000)	Relationship	2022	2021
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		1,741	4,247
Management fee		12	13
Reimbursement of advisory fees		280	840
Reimbursement of marketing expenses		—	1,071
Share-based payment expenses		74,001	121,932
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		1,474	4,940
EV Cars	Other related party
Revenue from contracts with related party		18,344	—
Voltalis	Other related party
Revenue from contracts with related party		290	—

33.1 Transactions with related parties

(in €‘000)	Relationship	2021	2020	2019
Madeleine Charging B.V.	Immediate parent entity

Interest expenses on shareholder loans		8,162	7,530	5,568
Management fee		—	25	25
Reimbursement of advisory fees		1,868	1,400	—
Reimbursement of marketing expenses		—	1,568	—
Share-based payment expenses		291,837	7,100	—

Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		23,974	10,702	8,739

EV Cars	Other related party
Revenue from contracts with related party		24,566	—	—
33.2 Balances with related parties
At December 31, 2021 and 2020, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2021	December 31, 2020
Madeleine Charging B.V.	Immediate parent entity
Shareholder loans		(100,193)	(92,031)
Current receivables/(payable) from related party		106	31
Trade payable to related party		(140)	—

Opera Charging B.V.	Parent entity
Current receivables from related party		37	8

Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Trade receivables from related party		26,449	18,648
Trade payable to related party		(1,599)	(23)
Contract assets with related party		277	—
Contract liabilities with related party		(2,291)	(4,449)
Other current receivables from related party		3	3

EV Cars	Other related party
Contract assets with related party		237	—
Contract liabilities with related party		(17,997)	—

Meridiam EM	Other related party
Purchase option derivative		27,200	—

Summary of Information About Key Management Personnel
The following remuneration of key management personnel was recognized as an expense
in the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and 2019:

(in €‘000)	2021	2020	2019
Short-term employee benefits	1,086	1,675	894
Termination benefits	—	283	—
Share-based payments	89,636	2,450	—
Total	90,722	4,408	894